SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Number of shares at beginning		9,233,965,143	9,016,726,743
Contributed equity, at the beginning		$ 155,138,636	$ 153,574,974
Shares issued during the year (in shares)		2,307,693,000	217,238,400
Shares issued during the year		$ 7,172,399	$ 1,574,136
Shares issued during the year (in shares)
Exercise of performance rights		$ 82,688
Transaction costs arising on share issue (in shares)	[1]
Less: transaction costs arising on share issue	[1]	$ (916,060)	$ (10,474)
Valuation of warrants to be issued (in shares)
Valuation of warrants to be issued		$ (134,956)
Number of shares at end		11,541,658,143	9,233,965,143
Contributed equity, at the end		$ 161,342,707	$ 155,138,636

[1]	The details of securities arising on shares issued for the year ended June 30, 2023 and June 30 2022 are as below: